Other (income) expenses, net	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Other (income) expenses, net

20.	Other (income) expenses, net

The components of other income (expenses) net, in the years ended December 31, 2020, 2019 and 2018, are the following:

	2 0 2 0	2 0 1 9	2 0 1 8

Cancellation of balances	$0	$87,241	$786
Land treatments in Pacific Steel, Inc.	2,708	3,362	8,922
Attorney’s fees	0	54,520	0
Bad debt estimate	0	5,320	0
Other expenses	2,708	150,443	9,708

Sale of scrap	(232,157)	(3,182)	(9,865)
Recovery of losses	0	(6,397)	(6,405)
Update of balances in favor in taxes	(256,698)	0	(2,699)
Agreements with clients	(27,869)
Other income	(32,733)	(4,282)	(5,791)
Other income	(549,457)	(13,861)	(24,760)
Other (income) and other expenses, net	$(546,749)	$136,582	$(15,052)